Provisions - Summary of Financial Information of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Provisions [abstract]
Current liabilities	¥ 431,191	¥ 413,352
Non-current liabilities	498,463	301,103
Total	¥ 929,654	¥ 714,455